Dec. 30, 2022
American Beacon Sound Point Floating Rate Income Fund
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing floating-rate loans and other floating-rate debt securities, which may include bonds, notes and debentures issued by corporations, and debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities.

The Fund invests primarily in U.S. dollar-denominated senior secured floating rate corporate loans (“Floating Rate Loans”) made by banks and other large financial institutions to various domestic companies. To a lesser extent, the Fund may invest in loans made to foreign companies as well. Floating Rate Loans are generally senior in the borrowing companies’ capital structures and are typically wholly or partially secured by assets of the borrowing company. Such obligations are primarily below investment grade quality (commonly referred to as “high yield” or “junk” quality obligations) and have below investment grade credit ratings or may be unrated but deemed by the sub-advisor to be of equivalent quality. Credit investments rated below investment grade are generally regarded as having speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. The Fund may also invest in fixed-rate debt securities, which may be unsecured, collateralized loan obligations and exchange-traded funds in an attempt to create a portfolio with an optimal blend of eligible instruments.

A significant portion of the Fund’s investments may be unregistered, restricted as to their resale, and may trade in decentralized markets. Additionally, most Floating Rate Loans in the Fund may be considered “covenant-lite” based on the types of lender protections and borrower obligations in the loan agreements.

The sub-advisor utilizes a combination of top-down and bottom-up research-intensive approaches to achieve the Fund’s objective by identifying fundamentally attractive investments which offer relative value and which pay interest at variable rates based on leading indices, such as ICE LIBOR (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”), among others, with or without a floor plus a fixed spread. The sub-advisor’s top-down approach includes seeking to establish industry weights by understanding the variables affecting each industry and, therefore, the economy as a whole. The bottom-up approach utilizes the sub-

advisor’s proprietary credit technology to analyze quantitative information about all potential investments, combined with fundamental qualitative analysis. The sub-advisor seeks to invest a significant portion of the Fund’s assets in loans that offer attractive relative value, with smaller portions invested in loans deemed likely to outperform the broader market in the near term and in loans that the sub-advisor believes will be driven by a special catalyst and are opportunities for the sub-advisor to take a high-conviction position.

The sub-advisor’s investment process incorporates the sub-advisor’s environmental, social, and/or governance (“ESG”) analysis as a consideration in the assessment of existing and potential investments, which may assist in identifying certain investment risks that may not be apparent absent such consideration. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the sub-advisor. In addition, the sub-advisor does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe. The sub-advisor may use ESG research and/or ratings information provided by one or more third parties in performing this analysis and considering ESG risks.

In managing the Fund, the sub-advisor seeks to invest in a portfolio of Floating Rate Loans that it believes will be less volatile over time than the general loan market. The Fund invests in securities without regard to maturity or duration and may invest in obligations of companies of all sizes. The Fund has a target investment life cycle of 18 to 24 months and does not employ a “buy-and-hold” strategy. The sub-advisor generally sells a security when it believes its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

The coupons on Floating Rate Loans and other floating-rate debt securities are not fixed and may fluctuate based upon changes in market rates. As short-term interest rates increase, interest payable to the Fund may lag behind the increases in market rates or may have limits on the maximum increases in interest rates. As short-term interest rates decline, interest payable to the Fund typically decreases. Floating Rate Loans typically have mandatory and optional prepayment provisions (also referred to as “calls”). Because of prepayments or calls, the actual remaining maturity of a loan may be considerably less than its stated maturity, and if a Floating Rate Loan is prepaid, the Fund will have to reinvest the proceeds in other loans or instruments which may have lower spreads over their applicable reference rates. In such a case, the amount of interest paid to the Fund would likely decrease.

The Fund may invest a portion of its assets in cash, cash equivalents or other high-quality fixed-income securities in such amounts as the sub-advisor deems appropriate, including when the sub-advisor believes the Fund needs to retain cash. The Fund may invest cash balances in a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. Any such instruments held by the Fund for cash management or defensive investing purposes can fluctuate in value.

Collateralized Loan Obligations (“CLOs”) Risk The risks of an investment in a CLO depend largely on the type of underlying collateral and the class or seniority of CLO in which the Fund invests. The Fund typically will invest in CLOs collateralized by bank loans. Therefore, the CLOs in which the Fund invests will be subject to loan interests risk. In addition, CLOs typically are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Fund as illiquid securities. CLOs may be difficult to value, which could make them highly volatile. CLOs carry the general risks applicable to other fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk. CLOs also carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CLOs that are subordinate to other classes in the event of an issuer’s insolvency; and (iv) that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Effective December 31, 2022, a new sub-advisor began managing the Fund. Performance through December 30, 2022 reflects the Fund’s performance under the management of its prior sub-advisor.